Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2022 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash (in Dollars) | $	$ 654,363	$ 1,591,988
Federal depository insurance coverage limit (in Dollars) | $	250,000	250,000
Fixed assets Cost (in Dollars) | $	$ 2,000	$ 2,000
Dilutive shares of common stock from convertible debt			46,972,920
Dilutive shares of common stock warrants	139,714,286	172,500,000	190,064,171
Warrants term	2 years
Total number of units sold	1,000	1,000
Series A Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Dilutive shares of common stock from convertible debt	15,000,000
Common stock warrants		5,000,000	50,000,000	5,000,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock warrants	50,000,000	50,000,000	5,000,000	50,000,000
Series C Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock warrants	600,000,000